Segment information - Net sales and selected non-current assets by region (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of geographical areas [line items]
Net sales	$ 10,319	$ 9,836	$ 9,370
Percentage of entity's revenue (as a percent)	100.00%	100.00%	100.00%
Total of selected non-current assets	$ 23,483	$ 22,371
Percentage of entity's non-current assets (as a percent)	100.00%	100.00%
United States
Disclosure of geographical areas [line items]
Net sales	$ 4,657	$ 4,511	$ 4,312
Percentage of entity's revenue (as a percent)	45.00%	46.00%	46.00%
Total of selected non-current assets	$ 12,454	$ 11,380
Percentage of entity's non-current assets (as a percent)	53.00%	51.00%
International
Disclosure of geographical areas [line items]
Net sales	$ 5,662	$ 5,325	$ 5,058
Percentage of entity's revenue (as a percent)	55.00%	54.00%	54.00%
Total of selected non-current assets	$ 11,029	$ 10,991
Percentage of entity's non-current assets (as a percent)	47.00%	49.00%
Switzerland (country of domicile)
Disclosure of geographical areas [line items]
Net sales	$ 71	$ 79	$ 64
Percentage of entity's revenue (as a percent)	1.00%	1.00%	1.00%
Total of selected non-current assets	$ 8,452	$ 8,800
Percentage of entity's non-current assets (as a percent)	36.00%	39.00%
Japan
Disclosure of geographical areas [line items]
Net sales	$ 609	$ 554	$ 583
Percentage of entity's revenue (as a percent)	6.00%	6.00%	6.00%
Total of selected non-current assets	$ 33	$ 28
Percentage of entity's non-current assets (as a percent)	0.00%	0.00%
China
Disclosure of geographical areas [line items]
Net sales	$ 570	$ 560	$ 526
Percentage of entity's revenue (as a percent)	6.00%	6.00%	6.00%
Total of selected non-current assets	$ 19	$ 21
Percentage of entity's non-current assets (as a percent)	0.00%	0.00%
Other
Disclosure of geographical areas [line items]
Net sales	$ 4,412	$ 4,132	$ 3,885
Percentage of entity's revenue (as a percent)	43.00%	42.00%	41.00%
Total of selected non-current assets	$ 2,525	$ 2,142
Percentage of entity's non-current assets (as a percent)	11.00%	10.00%